Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

(14) Income Taxes

The Company files a consolidated U.S. Federal and State income tax return. The current and deferred portions of net income tax expense included in the consolidated statements of income are presented below for the years ended December 31:

	2017	2016	2015
	(Dollars in Thousands)
Current
U.S.	$56,974	$52,403	$65,196
State	2,662	3,362	5,258
Foreign	—	—	(6)
Total current taxes	59,636	55,765	70,448
Deferred
U.S.	4,620	7,279	(261)
State	(50)	27	(71)
Total deferred taxes	4,570	7,306	(332)
Total income taxes	$64,206	$63,071	$70,116

Total income tax expense differs from the amount computed by applying the U.S. Federal income tax rate of 35% for 2017, 2016 and 2015 to income before income taxes. The reasons for the differences for the years ended December 31 are as follows:

	2017	2016	2015
	(Dollars in Thousands)
Computed expected tax expense	$77,643	$69,253	$72,389
Change in taxes resulting from:
Tax-exempt interest income	(4,701)	(3,940)	(3,910)
State tax, net of federal income taxes, tax credit and refunds	1,697	3,287	3,371
Resolution of IRS exam	(4,985)	—	—
Other investment income	(3,198)	(3,694)	(3,540)
Deferred tax adjustment due to federal tax rate change	(3,168)	—	—
Other	918	(1,835)	1,806
Actual tax expense	$64,206	$63,071	$70,116

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are reflected below:

	2017	2016
	(Dollars in Thousands)
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$14,546	$24,315
Other real estate owned	2,053	3,652
Impairment charges on available-for-sale securities	844	6,086
Accrued expenses	81	137
Net unrealized losses on available for sale investment securities	9,680	14,791
Other	4,434	6,917
Total deferred tax assets	31,638	55,898
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(10,940)	(19,837)
Identified intangible assets and goodwill	(13,417)	(21,386)
Other	(12,474)	(16,300)
Total deferred tax liabilities	(36,831)	(57,523)
Net deferred tax liability	$(5,193)	$(1,625)

The net deferred tax liability of $5,193,000 at December 31, 2017 and $1,625,000 at December 31, 2016 is included in other liabilities in the consolidated statements of condition.

In September 2014, the Company amended its 2012 federal income tax return as a result of a tax opinion obtained regarding a judgment against the Company paid in 2012 afer litigation related to tax matters in the Company’s 2004 acquidition of Local Financial Corporation (“LFIN”).  Litigation against the Company was initiated by the former controlling shareholders of LFIN with respect to such tax matters.  On March 5, 2010, a judgment against the Company was entered on a jury verdict in the U.S. District Court for the Western District of Oklahoma.  The Company subsequently appealed the decision and on January 5, 2012, the United States Court of Appeals Tenth Circuit affirmed the judgment and it became final and unappealable and the Company recorded the majority of the payment of the judgment as a non-deductible expense in the Company’s 2012 federal income tax return.  The Company engaged legal counsel to review the deductibility of the judgment and, upon receiving the tax opinion, amended the 2012 tax return to report the payment as a deductible expense.  The Internal Revenue Service examined the amended return and at the conclusion of the exam, allowed a certain portion of the judgment to be deducted as a necessary and ordinary business expense, resulting in a tax refund of $4.9 million.

On December 22, 2017, the Tax Cuts and Jobs Act (“Tax Act”) was signed into law.  The Tax Act materially changes U.S. corporate income tax rates, among other things.  The Company was in a net deferred tax liability position at the time the Tax Act was enacted and subsequently revalued the carrying value of the net deferred liability and its components to the new 21% effective tax rate.  The change in the tax rate resulted in a net benefit to the Company of $3,168,000 and is included as a reduction to income tax expense in the consolidated income statement.